Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Due from Government institutions	$ 955	$ 1,442
Income tax receivable	846	453
Prepaid expenses	476	301
Interest receivable	348	64
Deposits for operating leases	149	193
Due from related parties (See Note 17)	75	133
Other	60	27
Other current assets	$ 2,909	$ 2,613